SIGNIFICANT ACCOUNTING POLICIES - Schedule of components of operating expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Significant Accounting Policies [Line Items]
Derivative, Gain (Loss) on Derivative, Net	$ 5.3	$ 18.6	$ 24.4
Cost of Sales [Member]
Significant Accounting Policies [Line Items]
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	us-gaap:CostOfRevenue
Derivative, Gain (Loss) on Derivative, Net	$ 0.3	1.2	1.7
Research and Development Expense [Member]
Significant Accounting Policies [Line Items]
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	us-gaap:OtherExpenses
Derivative, Gain (Loss) on Derivative, Net	$ 2.9	13.9	13.3
Selling and Marketing Expense [Member]
Significant Accounting Policies [Line Items]
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Selling and Marketing Expense
Derivative, Gain (Loss) on Derivative, Net	$ 1.4	0.5	6.6
General and Administrative Expense [Member]
Significant Accounting Policies [Line Items]
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	General and Administrative Expense
Derivative, Gain (Loss) on Derivative, Net	$ 0.7	$ 3.0	$ 2.8